Other Non-current Liabilities - Summary of Other Non-current Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other non-current liabilities [abstract]
Unredeemed credits under the frequent flyer award programs	¥ 1,745	¥ 1,763	¥ 2,018
Long-term payables	291	0
Others	0	19
Other non-current liabilities	¥ 2,036	¥ 1,782